February 2, 2005
                                                                    [LETTERHEAD]

TELECOPIED TO : (202) 942-9533
AND VIA EDGAR AND VIA FEDERAL EXPRESS

SECURITIES AND EXCHANGE COMMISSION
Division of Corporation Finance
450 Fifth Street, N.W., Mail Stop 03-09
Washington, D.C. 20549
Attention:        Jeffrey Riedler, Assistant Director
                  Michael Reedich

      Re: BriteSmile, Inc.; Registration Statement on Form S-3 Originally Filed January 21, 2005, File No. 333-122179 Pre-Effective Amendment No. 1

Dear Mr. Reedich and Mr. Riedler:

         In response to your letter dated January 31, 2005, we are submitting Amendment No. 1 to the Registration Statement on Form S-3/A, dated February 2, 2005.

Comment:  Signature by Principal Accounting Officer

     Per your request, Amendment No. 1 has been signed by Mr. Ken Czaja, the principal accounting officer of the registrant, BriteSmile, Inc. (the "Company"). Mr. Czaja is also the CFO and the principal financial officer of the Company.

Acceleration Request

         The Company hereby requests acceleration of the effective date of the Registration Statement on Form S-3, originally filed on its behalf with the Commission on January 21, 2005, under the Securities Exchange Act of 1933, File No. 333-122179, so that the Registration Statement may become effective on Friday, February 4, 2005, at the hour of 10:00 a.m., Eastern Standard Time or as soon thereafter as may be practicable.

         The Company acknowledges the following:

         - Should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
         - The action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
         - The Company may not assert staff comments and the declaration of effectiveness as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

         Thank you for your assistance in this matter.

                                   Very truly yours,

                                   BriteSmile, Inc.


                                        /s/ Kenneth A. Czaja
                                   By:
                                            Kenneth A. Czaja
                                            Chief Financial Officer
                                            Principal Accounting Officer
                                            Principal Financial Officer

Copy to Jeffrey M. Jones, Esq.
Copy to Wayne D. Swan, Esq.